SCHEDULE OF SUBSIDIARIES (Details)		6 Months Ended	12 Months Ended
		Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Mango Financial Group Limited [Member]
Place of incorporation		Cayman Islands	Cayman Islands
Date of incorporation		Mar. 28, 2025	Mar. 28, 2025
Principal activities		Investment holding	Investment holding
Mango Financial Limited [Member] | Direct [Member] | North Water Investment Group Holdings Limited [Member]
Place of incorporation		*
Mango Financial Limited [Member] | Direct [Member] | Mango Financial Group Limited [Member]
Place of incorporation		Hong Kong	Hong Kong
Date of incorporation		Mar. 02, 1993	Mar. 02, 1993
Percentage of effective ownership		100.00%	100.00%
Principal activities		Securities dealing and financial services	Securities dealing and financial services
Mango Financial Limited [Member] | Direct Subsidary [Member] | North Water Investment Group Holdings Limited [Member]
Place of incorporation			Hong Kong	Hong Kong
Date of incorporation			Mar. 02, 1993	Mar. 02, 1993
Principal activities			Securities dealing and financial services	Securities dealing and financial services
Percentage of effective ownership			100.00%	100.00%
Mango Financial Limited [Member] | Indirect [Member] | North Water Investment Group Holdings Limited [Member]
Place of incorporation			Hong Kong	Hong Kong
Date of incorporation			Mar. 02, 1993	Mar. 02, 1993
Principal activities			Securities dealing and financial services	Securities dealing and financial services
Percentage of effective ownership			100.00%	100.00%
Mango Financial Limited [Member] | Indirect [Member] | Mango Financial Group Limited [Member]
Place of incorporation		Hong Kong	Hong Kong
Date of incorporation		Mar. 02, 1993	Mar. 02, 1993
Percentage of effective ownership		100.00%	100.00%
Principal activities		Securities dealing and financial services	Securities dealing and financial services
North Water Investment Group Holdings Limited [Member] | North Water Investment Group Holdings Limited [Member]
Place of incorporation	[1]		British Virgin Islands	British Virgin Islands
Date of incorporation	[1]		Jan. 17, 2024	Jan. 17, 2024
Principal activities	[1]		Investment holding	Investment holding
North Water Investment Group Holdings Limited [Member] | Mango Financial Group Limited [Member]
Place of incorporation		British Virgin Islands	British Virgin Islands
Date of incorporation		Jan. 17, 2024	Jan. 17, 2024
Principal activities		Investment holding	Investment holding
Mango Financial Group Limited [Member] | North Water Investment Group Holdings Limited [Member]
Place of incorporation			Cayman Islands	Cayman Islands
Date of incorporation			Mar. 28, 2025	Mar. 28, 2025
Principal activities			Investment holding	Investment holding
Mango Financial Group Limited [Member] | Direct Subsidary [Member] | North Water Investment Group Holdings Limited [Member]
Place of incorporation			British Virgin Islands	British Virgin Islands
Date of incorporation			Jan. 17, 2024	Jan. 17, 2024
Principal activities			Investment holding	Investment holding
Percentage of effective ownership			100.00%	100.00%
North Water Investment Group Holdings Limited [Member] | Direct [Member] | Mango Financial Group Limited [Member]
Place of incorporation		British Virgin Islands	British Virgin Islands
Date of incorporation		Jan. 17, 2024	Jan. 17, 2024
Percentage of effective ownership		100.00%	100.00%
Principal activities		Investment holding	Investment holding

[1]	Shareholders of NW comprise of Zhang Jia Ling Co., Limited (22.80%), Zhao Xinjie Co., Ltd (5.00%), and 22 other minority shareholders each holding between approximately 0.95% and 4.74%. No individual shareholder held a controlling interest in NW.